Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 417,274	$ 7,059,868	$ 5,292,825	$ 3,835,809
Current ISR		2,167,380	1,653,920	1,217,748
Deferred ISR		(127,938)	(278,400)	(245,569)
Income tax expense	$ 120,542	2,039,442	1,375,520	972,179
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		78,518	212,327	178,564
Statutory rate		$ 2,117,960	$ 1,587,847	$ 1,150,743
Effective rate (as a percent)	28.89%	28.89%	25.99%	25.34%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	1.11%	1.11%	4.01%	4.66%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%